LEASES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Presentation of leases for lessee [abstract]
Lease agreement monthly fee	$ 26,000
Additional extension period	five
Percentage Increase preceding lease payment amount	5.00%
Lease Period	3 years
Annual Lease fee	$ 250,000
Building maintenance charges	$ 9,400